SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based compensation
Total compensation expense	$ 12,246	¥ 85,025	¥ 48,606	¥ 17,037
RSUs | Non-employees
Share-based compensation
Granted (in shares)	454,912	454,912
Vested (in shares)	454,912	454,912
Cost of revenues
Share-based compensation
Total compensation expense	$ 859	¥ 5,961	3,670	951
Sales and marketing expenses
Share-based compensation
Total compensation expense	397	2,753	2,882	2,167
General and administrative expenses
Share-based compensation
Total compensation expense	10,440	72,483	38,796	10,612
General and administrative expenses | RSUs | Non-employees
Share-based compensation
Total fair value of restricted shares vested	194,000	1,320,000
Research and development expenses
Share-based compensation
Total compensation expense	$ 550	¥ 3,828	¥ 3,258	¥ 3,307